UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check Here if Amendment [ ]; Amendment Number:
This Amendment (Check Only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:
Name:       Croteau Investment Management, Inc.
Address:    100 First Stamford Place
            Stamford, CT 06902-6732

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Garnet Croteau
Title:     President
Phone:     203-961-8034
Signature, Place, and Date of Signing:

Garnet Croteau   Stamford, Connecticut, July 14, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

Croteau Investment Management
FORM 13F
June 30, 1999


                        Title
                        Of           Value   Shares/  Sh/ Put/ Invst Other
        Name of Issuer  class CUSIP (x$1000) Prn Amt  Prn Call Dscrt Mgrs
----------------------- ----- ----- -------- -------- --- ---- ----- -----

AMERICAN EXPRESS        cs              3221    24750 SH       Sole
AMERICAN INT'L GRP      cs             11071    94426 SH       Sole
BANK ONE CORP.          cs               289     4860 SH       Sole
BOEING                  cs              2321    52750 SH       Sole
CHASE MANHATTAN CORP.   cs              4053    46850 SH       Sole
CISCO SYSTEMS           cs             17157   266262 SH       Sole
COCA COLA               cs              6953   112150 SH       Sole
COMPAQ                  cs              7805   329492 SH       Sole
DISNEY WALT             cs              6582   213600 SH       Sole
ELI LILLY               cs              3954    55200 SH       Sole
FISERV                  cs              5712   182417 SH       Sole
GENERAL ELECTRIC        cs             12017   106349 SH       Sole
HEWLETT PACKARD         cs               201     2000 SH       Sole
HOUSEHOLD INTERNATIONAL cs              3539    74700 SH       Sole
INTEL CORP.             cs             15898   267200 SH       Sole
LEHMAN BROS.            cs               831    13375 SH       Sole
MCI WORLDCOM INC        cs             12686   147400 SH       Sole
MINN. MIN. & MANUF.     cs              2735    31460 SH       Sole
MOTOROLA INC.           cs              3657    38600 SH       Sole
PFIZER                  cs              3428    31450 SH       Sole
PHILIP MORIS            cs              2476    61608 SH       Sole
WARNER LAMBERT CO.      cs              4356    63010 SH       Sole
(Continued below due to 80-column width limitation)

                          Voting Authority
                          ---------------

        Name of Issuer    Sole    Shared   None
-----------------------   ----- -------- --------

AMERICAN EXPRESS         24750
AMERICAN INT'L GRP       94426
BANK ONE CORP.            4860
BOEING                   52750
CHASE MANHATTAN CORP.    46850
CISCO SYSTEMS           266262
COCA COLA               112150
COMPAQ                  329492
DISNEY WALT             213600
ELI LILLY                55200
FISERV                  182417
GENERAL ELECTRIC        106349
HEWLETT PACKARD           2000
HOUSEHOLD INTERNATIONAL  74700
INTEL CORP.             267200
LEHMAN BROS.             13375
MCI WORLDCOM INC        147400
MINN. MIN. & MANUF.      31460
MOTOROLA INC.            38600
PFIZER                   31450
PHILIP MORIS             61608
WARNER LAMBERT CO.       63010

REPORT SUMMARY    22 DATA RECORDS     130942
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $130,942

List of Other Included Managers: None

No. 13F File Number        Name

Not Applicable